Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Consulting services	$ 137,074	$ 27,032	$ 55,756	$ 70,849
General and administrative	24,918	18,214	60,600	53,686
Management and directors' fees	240,000	380,411	774,625	135,000
Mineral properties	23,085	290,125	5,419	10,987
Professional fees	95,114	111,647	64,373	77,495
Total operating expenses	520,191	827,429	960,773	348,017
Loss before other income (expense)	(520,191)	(827,429)	(960,773)	(348,017)
Other income (expense)
Accretion and interest expense	(33,192)	(89,485)	(81,488)	(166,733)
Gain (loss) on settlement of debt	23,577	24,125	2,754	0
Loss on change in fair value of derivative liabilities	(29,168)	(88,501)	(129,918)	(202,193)
Gain on legal settlement	0	50,000	0	0
Total other income (expense)	(38,783)	(103,861)	(208,652)	(368,926)
Net loss	$ (558,974)	$ (931,290)	$ (1,169,425)	$ (716,943)
Net Loss Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding	619,109,273	422,053,616	299,736,480	241,823,423